SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Cash on hand	$ 5,192,095	$ 6,591,128	$ 0
Sotware development [Member]
Intangible assets, estimated useful lives	5 years
Intangible assets, amortization method	Straight line basis